LEASES	12 Months Ended
Jul. 22, 2013
Leases [Abstract]
LEASES

4. LEASES

The Company leases machinery, equipment, and certain warehouse, office and retail store space under operating lease agreements that expire at various dates through 2023. Certain leases contain renewal provisions and generally require the Company to pay utilities, insurance, taxes and other operating expenses.

At December 29, 2012, minimum rental payments due under all non-cancelable leases were as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Minimum rental payments	$50.8	$46.0	$40.6	$34.7	$24.5	$89.0

Rental expense under all operating leases, consisting primarily of minimum rentals, totaled $29.4 in fiscal 2012, $20.1 in fiscal 2011 and $18.9 in fiscal 2010.